Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 1,009	$ 2,016
Restricted Cash		115	114
Marketable debt securities		7,556	11,769
Short term Deposits		765
Other receivables		341	825
Total current assets		9,786	14,724
Operating lease right-of-use assets		129	223
Property and equipment, net		97	114
Investment in SAFE notes			1,500
Investment in associate at fair value		3,265
Total non-current assets		3,491	1,837
Total assets		13,277	16,561
Current liabilities
Trade payables		2,140	2,560
Other payables		583	534
Total current liabilities		2,723	3,094
Non-current liabilities
Operating lease liabilities, net of current portion			44
Total non-current liabilities			44
Ordinary shares par value NIS 0.15 per share; Authorized 20,000,000; Issued and outstanding: 1,680,232 shares as of June 30, 2023 and as of December 31, 2022 ()	[1]	70	70
Additional paid-in capital		200,609	200,138
Accumulated other comprehensive loss		(662)	(745)
Accumulated deficit		(189,463)	(186,040)
Total stockholders’ equity		10,554	13,423
Total liabilities and stockholders’ equity		$ 13,277	$ 16,561

[1]	Retroactively adjusted (See Note 4.3)